OTHER ASSETS - Summary of Tax recoverable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Other Assets [abstract]
Tax Credits - Court Decisions	$ 46.8	$ 50.6
ICMS (State Value-added Tax) and IPI (Excise Tax)	43.8	42.8
Income tax and social security on net income withheld	24.6	20.1
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	30.0	14.0
Value added tax	9.8	13.4
Reintegra (Special regime for exporters)	0.2	6.0
Advance service tax (ISS- Service tax)	6.8	5.3
Others	2.3	1.8
Taxes recoverable	164.3	154.0
Current	104.4	87.6
Non-current	59.9	$ 66.4
Increase in tax credit relates to the recognition in prior period	$ 12.0